Prepayments for Lease of Land (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments for Lease of Land [Abstract]
Schedule of prepayments for lease of land
	December 31, 2022	December 31, 2021
Prepayments for lease of land	$401,031	$434,045
Less: accumulated amortization	(96,244)	(80,698)
	$304,787	$353,347